Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary [Abstract]
Non-controlling interest percentage	33.20%	33.20%	58.70%
Assets
Current	$ 1,488,892	$ 779,123	$ 79,598
Non-current	2,300,268	2,289,645	2,878,711
Total Assets	3,789,160	3,068,768	2,958,309
Liabilities
Current	763,970	1,020,192	633,784
Non-current	30,661,143	17,329,272	13,742,518
Total Liabilities	31,425,113	18,349,464	14,376,302
Net liabilities	(27,635,953)	(15,280,696)	(11,417,993)
Non-controlling interest	(8,621,581)	(5,193,701)	(3,729,041)
Net loss	(17,847,890)	(6,911,040)	(7,256,326)
Net loss attributed to non-controlling interest	$ (3,448,820)	$ (1,464,660)	$ (2,000,962)